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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year of Quarter Ended: December 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 028-11095

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900





                              /s/ Meridee A. Moore
                           ---------------------------
                            San Francisco, California
                                February 13, 2009


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                        8

                    Form 13 F Information Table Value Total:

                               $36,442 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-11473
Name: WS Partners, L.L.C.

                                                      FORM 13F INFORMATION TABLE

Column 1                         Column 2        Column 3    Column 4    Column 5              Column 6  Column 7       Column 8
                                                               VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (x $1000)   PRN AMT($)  PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
DORAL FINL CORP               COM NEW           25811P886      1,538      205,000    SH   CALL   Other      1     205,000
ISHARES TR                    RUSSELL 2000      464287655     14,280      290,000    SH          Other      1     290,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605      3,130      250,000    SH          Other      1     250,000
SPDR SERIES TRUST             KBW REGN BK ETF   78464A698      2,916      100,000    SH          Other      1     100,000
SPDR SERIES TRUST             SPDR KBW BK ETF   78464A797        660       30,000    SH          Other      1      30,000
SPDR SERIES TRUST             SPDR KBW INS ETF  78464A789        828       30,000    SH          Other      1      30,000
SPDR TR                       UNIT SER 1        78462F103      9,024      100,000    SH          Other      1     100,000
SILICON GRAPHICS INC          COM NEW           827056300      4,066    1,505,858    SH          Other      1   1,505,858
